AMERITAS VARIABLE LIFE INSURANCE COMPANY
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

            Supplement to Protector hVUL Prospectus Dated May 1, 2005
                          Supplement Dated May 1, 2005


The Protector hVUL prospectus is amended by removing all references to the Ameritas Growth Portfolio and replacing with Ameritas Income & Growth Portfolio information, as follows:

Page 6.

PORTFOLIO COMPANY OPERATING EXPENSES (as of 12/31/2004)
Information for the Ameritas Growth Portfolio is deleted and replaced with the following information for the Ameritas Income & Growth Portfolio:

---------------------------------------------------------------------------------------------------------------------
                                                                                                    Total Expenses
Subaccount's underlying                Management    12b-1     Other     Total      Waivers and   after Waivers and
Portfolio Name                            Fees        Fees      Fees    Fund Fees   Reductions    Reductions, if any
--------------------------------------------------- -------- --------- ----------- ------------ ---------------------
AMERITAS PORTFOLIOS
   (subadvisor)
---------------------------------------------------------------------------------------------------------------------
o    Ameritas Income & Growth             0.74%        -        0.22%      0.96%       0.18%              0.78%
    (Fred Alger Management, Inc.)
---------------------------------------------------------------------------------------------------------------------

Page 10.

SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS
Information for the Ameritas Growth Portfolio is deleted.



Please see the Ameritas Income & Growth Prospectus for more information about the Portfolio.


       Please retain this Supplement with the current prospectus for your variable Policy issued by
                    Ameritas Variable Life Insurance Company.

                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.